Note 11 - Summary of Stock Options (Details) - Stock-based Compensation Expense Included in the Statement of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	$ 55	$ 113	$ 145	$ 144	$ 184	$ 87
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	5		13	1	5
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share based compensation expense	$ 50	$ 113	$ 132	$ 143	$ 179	$ 87